Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

16.    Taxation

a)    Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25)% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the subsidiary to the Company is not subject to withholding tax in Hong Kong.

PRC

Under the Enterprise Income Tax Law (“EIT Law”) in the PRC, domestic companies are subject to EIT at a uniform rate of 25%. The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to the statutory income tax rate at 25% unless otherwise specified. On October 31, 2017, Shenzhen Fangdd obtained a certificate from the Guangdong provincial government for a High and New Technology Enterprise (“HNTE”) qualification and the certificate was renewed on December 11, 2020. This renewed certificate entitled Shenzhen Fangdd to enjoy a preferential income tax rate of 15% for a period of three years from 2020 to 2022 if all the criteria for HNTE status could be satisfied in the relevant year.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the New EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%. Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. As at December 31, 2021 and 2022, there was no retained earnings from consolidated level of all the foreign subsidiaries. And thus, the Company has not provided for deferred tax liabilities on undistributed earnings.

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cayman	(11,322)	(1,403)	(156,373)
Hong Kong SAR	(2,804)	(4,692)	(4,539)
BVI	(1)	(33)	(12)
PRC, excluding Hong Kong SAR	(192,583)	(1,187,962)	(71,177)
	(206,710)	(1,194,090)	(232,101)

The Group had minimal current income tax expense for the years ended December 31, 2020, 2021 and 2022, as most of the companies in the Group either made a loss or had tax loss carried forwards to net against taxable income in the respective years.

Income tax expense consists of the following:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	12,753	5,483	7,487
Deferred income tax expense	1,912	3,424	—
	14,665	8,907	7,487

The actual income tax expense reported in the Consolidated Statements of Comprehensive Loss for each of the years ended December 31, 2020, 2021 and 2022 differs from the amount computed by applying the PRC statutory income tax rate of 25% to loss before income taxes due to the following:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before tax	(206,710)	(1,194,090)	(232,101)
Income tax computed at PRC statutory tax rate	(51,678)	(298,523)	(58,025)
Effect of preferential tax rate*	(4,654)	68,988	(6,364)
Tax rate differential not subject to PRC income tax	3,069	758	39,482
Non-deductible expense	43,350	47,393	44,424
Change in valuation allowance	29,819	188,892	59,700
Additional deduction for research and development expenses	(6,128)	(839)	(981)
Tax-exempted income	(1,054)	(220)	(92)
Late payment surcharge on uncertain tax position	2,039	2,661	2,197
Others**	(98)	(203)	(72,853)
	14,665	8,907	7,487

*Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 16 – a) PRC section for details.

**It was expected that Shenzhen Fangdd would not satisfy all the criteria for HNTE status in the foreseeable future years since 2023, so its enacted future income tax rate was changed from 15% to 25% when considering the deferred income tax assets.

b)    Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Net operating loss carry forward	100,354	103,285
Allowance for doubtful accounts	149,713	172,898
Payroll and accrued expenses	3,847	4,157
Deductible advertisement expenses	4,824	1,024
Long-term equity investment impairment	34,399	74,988
Intangible assets*	31,545	28,031
Gross deferred tax assets	324,682	384,382
Less: Valuation allowance	(324,682)	(384,382)
Net deferred tax assets	—	—
*	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

The movements of the valuation allowance are as follows:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	(96,920)	(135,790)	(324,682)
Changes of valuation allowances	(38,870)	(188,892)	(59,700)
Balance at the end of the year	(135,790)	(324,682)	(384,382)

As of December 31, 2022, the valuation allowance of RMB384,382 was related to the deferred income tax asset of subsidiaries of the Company. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forwards of the Company’s PRC subsidiaries amounted to RMB404,690 as of December 31, 2022, of which RMB35,334, RMB22,543, RMB47,635, RMB133,994, RMB85,239 and RMB79,945 will expire if unused by December 31, 2023, 2024, 2025, 2026, 2027 and 2031, respectively.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beginning balance	(11,910)	(23,840)	(28,575)
Additions	(11,930)	(4,735)	(2,197)
Ending balance	(23,840)	(28,575)	(30,772)

RMB28,575 and RMB30,772 of unrecognized tax benefits as of December 31, 2021 and 2022 are related to uncertainty with regards to the deductibility of certain business expenses incurred as well as recognition of certain income for tax purpose. Those, if recognized, would affect the effective tax rate. The unrecognized tax benefits as of December 31, 2021 and 2022 were included in other non-current liabilities. The Company is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. The accrued interest and penalties were recognized in the Consolidated Statements of Comprehensive Loss as components of income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years for tax underpayment due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitations is 10 years. There is no statute of limitations for tax evasions.